Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	1 Months Ended
Apr. 30, 2013
Subsequent Event
Subsequent Event [Line Items]
Total proceeds from sale of business	$ 18.5
Gain on sale of business	$ 2